Transactions with related parties (Details 1) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Joint ventures and associates [Member]
DisclosureOfTransactionsWithRelatedPartiesLineItems [Line Items]
Receivables		€ 1,226	€ 1,378	€ 1,530
Payables		95	85	97
Guarantees		1,625	84	12
Charges		1	141	50
Gains		190	156	81
Income from equity instruments			27
Joint ventures and associates [Member] | Discontinued operations [member]
DisclosureOfTransactionsWithRelatedPartiesLineItems [Line Items]
Receivables				5
Guarantees				150
Unconsolidated entities controlled by Eni [Member]
DisclosureOfTransactionsWithRelatedPartiesLineItems [Line Items]
Receivables		61	46	51
Payables		61	106	111
Charges			1
Gains		1	1	1
Entities controlled by the Government [Member]
DisclosureOfTransactionsWithRelatedPartiesLineItems [Line Items]
Receivables				27
Payables		8
Charges		3	3
Gains				1
Financing Transactions With Related Parties [Member] | Continuing operations [member]
DisclosureOfTransactionsWithRelatedPartiesLineItems [Line Items]
Receivables		1,287	1,424	1,608
Payables		164	191	208
Guarantees		1,625	84	12
Charges		4	145	50
Gains		191	157	83
Income from equity instruments			27
Financing Transactions With Related Parties [Member] | Discontinued operations [member]
DisclosureOfTransactionsWithRelatedPartiesLineItems [Line Items]
Receivables, Discontinued operations				5
Guarantees, Discontinued operations				150
Financing Transactions With Related Parties [Member] | Continuing and Discontinued operations [Member]
DisclosureOfTransactionsWithRelatedPartiesLineItems [Line Items]
Receivables				1,613
Payables				208
Guarantees				162
Charges				50
Gains				83
CARDON IV SA [Member] | Joint ventures and associates [Member]
DisclosureOfTransactionsWithRelatedPartiesLineItems [Line Items]
Receivables		955	1,054	1,112
Gains		86	96	65
Coral South FLNG D MCC [Member] | Joint ventures and associates [Member]
DisclosureOfTransactionsWithRelatedPartiesLineItems [Line Items]
Guarantees		1,334
Angola LNG Ltd [Member] | Joint ventures and associates [Member]
DisclosureOfTransactionsWithRelatedPartiesLineItems [Line Items]
Guarantees		233
Matrica SpA [Member] | Joint ventures and associates [Member]
DisclosureOfTransactionsWithRelatedPartiesLineItems [Line Items]
Receivables			125	209
Charges			93	10
Gains		9	9	11
Shatskmorneftegaz Sarl [Member] | Joint ventures and associates [Member]
DisclosureOfTransactionsWithRelatedPartiesLineItems [Line Items]
Receivables		101	69	63
Charges			13	21
Gains		6	4
Societe Centrale Electrique du Congo SA [Member] | Joint ventures and associates [Member]
DisclosureOfTransactionsWithRelatedPartiesLineItems [Line Items]
Receivables		66	78	94
Payables		43
Charges			18
Saipem Group [Member] | Joint ventures and associates [Member]
DisclosureOfTransactionsWithRelatedPartiesLineItems [Line Items]
Payables		3
Guarantees		56	82
Gains		13	43
Income from equity instruments			27
Coral FLNG SA [Member] | Joint ventures and associates [Member]
DisclosureOfTransactionsWithRelatedPartiesLineItems [Line Items]
Receivables		56
Gains		71
Union Fenosa Gas SA [Member] | Joint ventures and associates [Member]
DisclosureOfTransactionsWithRelatedPartiesLineItems [Line Items]
Payables			85	90
Eni BTC Ltd [Member] | Unconsolidated entities controlled by Eni [Member]
DisclosureOfTransactionsWithRelatedPartiesLineItems [Line Items]
Payables		28	54
Servizi Fondo Bombole Metano SpA [Member] | Unconsolidated entities controlled by Eni [Member]
DisclosureOfTransactionsWithRelatedPartiesLineItems [Line Items]
Receivables		60
Payables		9
Gains		1
Other [Member] | Joint ventures and associates [Member]
DisclosureOfTransactionsWithRelatedPartiesLineItems [Line Items]
Receivables	[1]	48	52	52
Payables	[1]	49		7
Guarantees	[1]	2	2	12
Charges	[1]	1	17	19
Gains	[1]	5	4	5
Other [Member] | Joint ventures and associates [Member] | Discontinued operations [member]
DisclosureOfTransactionsWithRelatedPartiesLineItems [Line Items]
Receivables	[1]			5
Other [Member] | Unconsolidated entities controlled by Eni [Member]
DisclosureOfTransactionsWithRelatedPartiesLineItems [Line Items]
Receivables	[1]	1	46	51
Payables	[1]	24	52	111
Charges	[1]		1
Gains	[1]		1	1
Other [Member] | Entities controlled by the Government [Member]
DisclosureOfTransactionsWithRelatedPartiesLineItems [Line Items]
Receivables	[1]			27
Payables	[1]	8
Charges	[1]	€ 3	€ 3
Gains	[1]			1
CEPA V Due [Member] | Joint ventures and associates [Member] | Discontinued operations [member]
DisclosureOfTransactionsWithRelatedPartiesLineItems [Line Items]
Guarantees				€ 150

[1]	Each individual amount included herein was lower than €50 million.